Document And Entity Information	Jan. 26, 2026
Document Information [Line Items]
Entity, Registrant Name	Oak Valley Bancorp
Document, Type	8-K
Document, Period End Date	Jan. 26, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-34142
Entity, Tax Identification Number	26-2326676
Entity, Address, Address Line One	125 N. Third Ave.
Entity, Address, City or Town	Oakdale
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95361
City Area Code	209
Local Phone Number	848-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OVLY
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001431567